Share capital (Tables)	6 Months Ended
Jun. 30, 2026
Share capital.
Schedule of issued ordinary shares

	Number of
	fully paid shares	Amount
January 1, 2025	19,214,554	165,408
Shares issued:
Cash-settled share-based payments - employees (note 10.1.1)	4,795	60
Equity restricted share units - employees (note 10.2.2)	75,435	766
Options exercised	10,000	95
December 31, 2025	19,304,784	166,329
Shares issued:
Cash-settled share-based payments - employees (note 10.1.1)	8,516	192
Equity-settled share-based payments - employees (note 10.2.2)	21,779	351
June 30, 2026	19,335,079	166,872